Statements of Changes in Stockholder's Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Aug. 31, 2020	$ 269	$ 256,751	$ (307,095)	$ (50,075)
Shares, Outstanding, Beginning Balance at Aug. 31, 2020	2,688,400
Net loss			(20,976)	(20,976)
Ending balance, value at Nov. 30, 2020	$ 269	256,751	(328,071)	(71,051)
Shares, Outstanding, Beginning Balance at Nov. 30, 2020	2,688,400
Net loss			(10,368)	(10,368)
Ending balance, value at Feb. 28, 2021	$ 269	256,751	(338,439)	(81,419)
Shares, Outstanding, Beginning Balance at Feb. 28, 2021	2,688,400
Net loss			(19,941)	(19,941)
Common shares sold in a private placement	$ 12	1,139		1,150
Shares, Outstanding, Beginning Balance	115,000
Ending balance, value at May. 31, 2021	$ 281	257,890	(358,380)	(100,210)
Shares, Outstanding, Beginning Balance at May. 31, 2021	2,803,400
Beginning balance, value at Aug. 31, 2021	$ 4,043	817,842	(461,334)	360,551
Shares, Outstanding, Beginning Balance at Aug. 31, 2021	40,433,399
Net loss			(708,756)	(708,756)
Common shares issued for services	$ 20	549,980		550,000
Shares, Outstanding, Beginning Balance	200,000
Ending balance, value at Nov. 30, 2021	$ 4,063	1,367,822	(1,170,090)	201,796
Shares, Outstanding, Beginning Balance at Nov. 30, 2021	40,633,399
Beginning balance, value at Aug. 31, 2021	$ 4,043	817,842	(461,334)	360,551
Shares, Outstanding, Beginning Balance at Aug. 31, 2021	40,433,399
Ending balance, value at May. 31, 2022	$ 4,409	2,904,781	(1,769,129)	1,140,061
Beginning balance, value at Nov. 30, 2021	$ 4,063	1,367,822	(1,170,090)	201,796
Shares, Outstanding, Beginning Balance at Nov. 30, 2021	40,633,399
Net loss			(112,127)	(112,127)
Common shares sold in a private placement	$ 58	724,942		725,000
Shares, Outstanding, Beginning Balance	580,000
Common shares issued for services	$ 210	(210)
Shares, Outstanding, Beginning Balance	2,100,000
Stock based compensation -related party		15,460		15,460
Ending balance, value at Feb. 28, 2022	$ 4,331	2,108,014	(1,282,217)	830,129
Shares, Outstanding, Beginning Balance at Feb. 28, 2022	43,313,399
Net loss			(486,912)	(486,912)
Common shares sold in a private placement	$ 53	662,447		662,500
Shares, Outstanding, Beginning Balance	530,000
Common shares issued for services	$ 20	87,944		87,964
Shares, Outstanding, Beginning Balance	200,000
Stock based compensation -related party	$ 4	46,377		46,381
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	42,692
Ending balance, value at May. 31, 2022	$ 4,409	$ 2,904,781	$ (1,769,129)	$ 1,140,061